Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISCONSIN CAPITAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001395397
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019